Shareholder Report, Line Graph (Details) 194031_Innovator International Developed Power Buffer ETF - May_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2025
Innovator International Developed Power Buffer ETF™ - May
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator International Developed Power Buffer ETF - May NAV
Accumulated Value	$ 10,319	$ 10,000	$ 11,732
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Net (USD)
Accumulated Value	10,366	10,000	$ 12,753
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Price (USD)
Accumulated Value	$ 10,230	$ 10,000	$ 12,267